Consolidated Statement of Income - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Profit or loss [abstract]
Interest and similar income	R$ 162,494,639	R$ 137,183,478	R$ 128,282,707
Interest and similar expenses	(104,860,321)	(80,504,918)	(81,398,673)
Net Interest Income	57,634,318	56,678,560	46,884,034
Equity instrument income	85,528	83,647	22,179
Equity method income (loss)	458,313	312,986	239,236
Fee and commission income	25,521,847	23,664,987	22,454,778
Fee and commission expense	(8,026,391)	(6,459,778)	(6,814,813)
Gains (losses) on financial assets and liabilities (net)	10,945,319	(1,358,674)	2,729,519
Financial assets measured at fair value through profit or loss	7,889,797	(641,147)	3,440,830
Financial instruments not measured at fair value through profit or loss	(416,389)	(180,427)	(463,844)
Hedge and Other	3,471,911	(537,100)	(247,467)
Foreign exchange fluctuations (net)	(10,814,056)	1,487,679	1,065,167
Other operating expense (net)	(808,321)	(652,121)	(715,790)
Total Income	74,996,557	73,757,286	65,864,310
Administrative expenses	(20,938,438)	(20,416,504)	(19,562,641)
Personnel expenses	(11,699,346)	(11,597,996)	(10,813,926)
Other administrative expenses	(9,239,092)	(8,818,508)	(8,748,715)
Depreciation and amortization	(2,625,783)	(2,731,018)	(2,740,950)
Permanent assets	(1,087,034)	(1,586,278)	(1,841,616)
Intangible assets	(1,538,749)	(1,144,740)	(899,334)
Provisions (net)	(4,978,678)	(4,595,238)	(4,424,412)
Impairment losses on financial assets (net)	(29,539,862)	(28,484,030)	(28,008,086)
Financial assets measured at amortized cost	(29,539,862)	(28,484,030)	(28,008,086)
Impairment losses on other assets (net)	(396,946)	(252,487)	(250,173)
Other intangible assets	(67,023)	(48,897)	(19,473)
Other assets	(329,923)	(203,590)	(230,700)
Gains (losses) on disposal of assets not classified as non-current assets held for sale	111,041	1,806,183	998,408
Gains (losses) on disposal and expenses on non-current assets held for sale not classified as discontinued operations	101,103	106,036	45,195
Operating Income Before Tax	16,728,994	19,190,228	11,921,651
Income taxes	(3,763,871)	(5,776,465)	(2,422,839)
Consolidated Net Income for the Fiscal Year	12,965,123	13,413,763	9,498,812
Profit attributable to the Parent Company	12,766,035	13,365,506	9,449,313
Profit attributable to non-controlling interests	199,088	48,257	49,499
Consolidated Net Income for the Fiscal Year	R$ 12,965,123	R$ 13,413,763	R$ 9,498,812